UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21147
Investment Company Act File Number

Eaton Vance Insured California Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

September 30
Date of Fiscal Year End

June 30, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
Certifications

Item 1. Schedule of Investments

Eaton Vance Insured California Municipal Bond Fund	as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 182.1%

Principal
Amount
(000’s omitted)	Security	Value
Electric Utilities — 1.0%
$2,375	Vernon, Electric System Revenue, 5.125%, 8/1/21	$2,320,138

		$2,320,138

Hospital — 12.5%
$2,000	California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 7/1/23	$1,928,920
1,745	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	1,520,977
10,900	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	9,135,508
2,330	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	2,048,582
3,850	California Statewide Communities Development Authority, (Kaiser Permanente), 5.25%, 3/1/45	3,421,726
4,000	Torrance Hospital, (Torrance Memorial Medical Center), 5.50%, 6/1/31	3,818,600
2,100	Turlock, (Emanuel Medical Center, Inc.), 5.375%, 10/15/34	1,460,109
3,005	Washington Health Care Facilities Authority, (Providence Health Care), 5.25%, 7/1/29	2,721,779
3,165	Washington Township Health Care District, 5.00%, 7/1/32	2,699,365
1,000	Washington Township Health Care District, 5.00%, 7/1/37	832,260

		$29,587,826

Insured-Electric Utilities — 2.9%
$6,750	Los Angeles Department of Water and Power, (AMBAC), (BHAC), 5.00%, 7/1/26(1)	$6,929,078

		$6,929,078

Insured-Escrowed/Prerefunded — 9.9%
$3,045	California Infrastructure & Economic Development Bank, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/36	$3,387,471
55	California Water Resource, (Central Valley), (FGIC), (NPFG), Prerefunded to 12/1/12, 5.00%, 12/1/29	61,952
7,540	Foothill/Eastern, Transportation Corridor Agency, (FSA), (RADIAN), 0.00%, 1/1/21(2)	4,575,498
13,940	Sacramento County Airport System, (FSA), Prerefunded to 7/1/12, 5.00%, 7/1/27(1)	15,499,886

		$23,524,807

Insured-General Obligations — 39.6%
$4,260	Antelope Valley Community College District, (Election of 2004), (NPFG), 5.25%, 8/1/39	$4,202,703
17,495	Arcadia Unified School District, (FSA), 0.00%, 8/1/40	2,334,008
18,375	Arcadia Unified School District, (FSA), 0.00%, 8/1/41	2,300,366
2,840	Azusa Unified School District, (FSA), 0.00%, 7/1/25	1,094,167
6,030	Burbank Unified School District, (FGIC), (NPFG), 0.00%, 8/1/21	2,998,417
6,500	California, (AGC), 4.50%, 8/1/30(1)	5,815,290
10,000	Chabot - Las Positas, Community College District, (AMBAC), 0.00%, 8/1/32	2,232,400
10,000	Chabot - Las Positas, Community College District, (AMBAC), 0.00%, 8/1/36	1,726,100
9,500	Chabot - Las Positas, Community College District, (AMBAC), 0.00%, 8/1/37	1,546,885
32,755	Chabot - Las Positas, Community College District, (AMBAC), 0.00%, 8/1/44	3,288,274
3,000	Chino Valley Unified School District, (FSA), 5.00%, 8/1/26	3,028,530
10,600	Coast Community College District, (Election of 2002), (FSA), 0.00%, 8/1/33	2,334,226
25,000	Coast Community College District, (Election of 2002), (FSA), 0.00%, 8/1/34	5,152,500
6,180	El Camino Hospital District, (NPFG), 4.45%, 8/1/36	5,081,938
7,725	Escondido, (Election of 2004), (NPFG), 4.75%, 9/1/36	7,043,887
2,060	Huntington Beach, City School District, (FGIC), (NPFG), 0.00%, 8/1/25	776,270
2,140	Huntington Beach, City School District, (FGIC), (NPFG), 0.00%, 8/1/26	746,475

Principal
Amount
(000’s omitted)	Security	Value
$2,000	Jurupa Unified School District, (FGIC), (NPFG), 0.00%, 8/1/23	$854,740
2,000	Jurupa Unified School District, (FGIC), (NPFG), 0.00%, 8/1/26	680,520
7,300	Los Angeles Community College District, (Election of 2001), (FGIC), (FSA), 5.00%, 8/1/32(3)	7,104,725
3,225	Modesto High School District, Stanislaus County, (FGIC), (NPFG), 0.00%, 8/1/24	1,278,906
10,000	San Diego Unified School District, (FGIC), (NPFG), 0.00%, 7/1/22	4,882,700
10,000	San Diego Unified School District, (FGIC), (NPFG), 0.00%, 7/1/23	4,530,500
8,000	San Juan Unified School District, (FSA), 0.00%, 8/1/21	4,111,040
5,000	San Mateo County, Community College District, (FGIC), (NPFG), 0.00%, 9/1/22	2,516,150
4,365	San Mateo County, Community College District, (FGIC), (NPFG), 0.00%, 9/1/23	2,040,288
3,955	San Mateo County, Community College District, (FGIC), (NPFG), 0.00%, 9/1/25	1,619,217
5,240	San Mateo Union High School District, (FGIC), (NPFG), 0.00%, 9/1/21	2,713,953
5,835	Santa Clara Unified School District, (Election of 2004), (FSA), 4.375%, 7/1/30	5,143,903
3,825	Union Elementary School District, (FGIC), (NPFG), 0.00%, 9/1/24	1,595,713
3,000	Ventura County, Community College District, (NPFG), 5.00%, 8/1/27	3,023,010

		$93,797,801

Insured-Hospital — 15.6%
$2,175	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), (BHAC), 5.00%, 11/15/34(3)	$2,153,272
19,495	California Health Facilities Financing Authority, (Sutter Health), (BHAC), (NPFG), 5.00%, 8/15/38(1)	19,170,798
10,000	California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 4/1/31(1)	10,075,900
3,500	California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(1)	3,412,850
2,000	California Statewide Communities Development Authority, (Sutter Health), (AMBAC), (BHAC), 5.00%, 11/15/38(1)	1,984,660

		$36,797,480

Insured-Lease Revenue/Certificates of Participation — 16.0%
$11,915	California Public Works Board Lease Revenue, (California Community College), (FGIC), (NPFG), 4.00%, 10/1/30	$8,432,960
1,000	California Public Works Board Lease Revenue, (Department of General Services), (AMBAC), 5.00%, 12/1/27	893,480
3,885	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	4,354,386
10,000	San Diego County Water Authority, Certificates of Participation, (FSA), 5.00%, 5/1/38(1)	9,629,900
14,000	San Jose Financing Authority, (Civic Center), (AMBAC), (BHAC), 5.00%, 6/1/37(1)	13,670,020
1,000	San Jose Financing Authority, (Civic Center), (AMBAC), (BHAC), 5.00%, 6/1/37	976,430

		$37,957,176

Insured-Other Revenue — 7.7%
$20,275	Golden State Tobacco Securitization Corp., (AGC), 5.00%, 6/1/45(1)	$18,114,901

		$18,114,901

Insured-Private Education — 0.4%
$1,000	California Educational Facilities Authority, (Pepperdine University), (FGIC), (NPFG), 5.00%, 9/1/33	$963,270

		$963,270

Insured-Public Education — 12.9%
$1,000	California State University, (AMBAC), 5.125%, 11/1/26	$1,009,230
8,250	California State University, (BHAC), (FSA), 5.00%, 11/1/39(1)	8,110,245
10,750	University of California, (BHAC), (FGIC), 4.75%, 5/15/37(1)	10,192,935

Principal
Amount
(000’s omitted)	Security	Value
$3,095	University of California, (FSA), 4.50%, 5/15/26(1)	$2,991,751
6,690	University of California, (FSA), 4.50%, 5/15/28(1)	6,183,902
2,115	University of California, General Revenues, (BHAC), (FGIC), 4.75%, 5/15/37	2,005,400

		$30,493,463

Insured-Sewer Revenue — 4.5%
$11,350	Livermore-Amador Valley, Water Management Agency, (AMBAC), 5.00%, 8/1/31	$10,739,938

		$10,739,938

Insured-Special Assessment Revenue — 7.4%
$7,765	Ceres, Redevelopment Agency Tax, (AMBAC), 4.00%, 11/1/36	$4,903,908
855	Murrieta Redevelopment Agency Tax, (NPFG), 5.00%, 8/1/32	698,321
7,000	Pomona, Public Financing Authority, (NPFG), 5.00%, 2/1/33	6,035,470
4,110	Santa Cruz County, Redevelopment Agency Tax, (NPFG), 5.00%, 9/1/35	3,282,493
3,000	Tustin Unified School District, (FSA), 5.00%, 9/1/38	2,516,910

		$17,437,102

Insured-Special Tax Revenue — 15.7%
$1,900	Hesperia Public Financing Authority, (Redevelopment and Housing Project), (XLCA), 5.00%, 9/1/31	$1,426,672
10,355	Hesperia Public Financing Authority, (Redevelopment and Housing Project), (XLCA), 5.00%, 9/1/37	7,363,855
2,500	North City, School Facility Financing Authority, (AMBAC), 0.00%, 9/1/26	791,775
75,680	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	4,010,283
13,095	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/44	1,446,867
25,980	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/45	2,691,008
16,350	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/46	1,583,661
835	Sacramento Area Flood Control Agency, (BHAC), 5.50%, 10/1/28	887,814
355	Sacramento Area Flood Control Agency, (BHAC), 5.625%, 10/1/37	373,662
3,595	San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, (AMBAC), 5.00%, 7/1/31	3,561,854
1,850	San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, (AMBAC), 5.125%, 7/1/36	1,837,956
7,000	San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, (FSA), 4.25%, 7/1/36	5,655,720
8,425	San Jose Redevelopment Agency, (Merged Area), (XLCA), 4.25%, 8/1/36	5,628,153

		$37,259,280

Insured-Transportation — 0.3%
$3,445	San Joaquin Hills, Transportation Corridor Agency, (NPFG), 0.00%, 1/15/30	$676,529

		$676,529

Insured-Water Revenue — 35.7%
$20,000	Anaheim Public Financing Authority, (Electric System District), (BHAC), (NPFG), 4.50%, 10/1/32(1)	$18,122,199
8,000	California Department of Water Resources Center, (Valley Project), (BHAC), (FGIC), 5.00%, 12/1/29(1)	8,132,800
7,065	Calleguas Las Virgines Public Financing Authority, (Municipal Water District), (BHAC), (FGIC), 4.75%, 7/1/37	6,668,371
5,500	Contra Costa, Water District, (FSA), 4.50%, 10/1/31(1)	5,070,395
1,000	East Bay Municipal Utilities District Water System Revenue, (FGIC), (NPFG), 5.00%, 6/1/32	999,960
7,750	Los Angeles Department of Water and Power, (BHAC), (FGIC), 5.00%, 7/1/43(1)	7,547,338
14,750	Los Angeles Department of Water and Power, (BHAC), (NPFG), 5.125%, 7/1/41(1)	14,692,475

Principal
Amount
(000’s omitted)	Security	Value
$10,000	Metropolitan Water District Water and Sewer Systems, (BHAC), (FGIC), 5.00%, 10/1/36(1)	$10,056,300
6,930	San Luis Obispo County, (Nacimiento Water Project), (NPFG), 4.50%, 9/1/40	5,588,629
9,500	Santa Clara Valley Water District, (FSA), 3.75%, 6/1/28	7,693,195

		$84,571,662

Total Tax-Exempt Investments — 182.1% (identified cost $476,335,560)		$431,170,451

Other Assets, Less Liabilities — (82.1)%		$(194,427,733)

Net Assets — 100.0%		$236,742,718

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

NPFG	-	National Public Finance Guaranty Corp.

RADIAN	-	Radian Group, Inc.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2009, 92.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 33.7% of total investments.

(1)		Security represents the underlying municipal bond of a tender option bond trust.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)		Security (or a portion thereof) has been pledged as collateral for open swap contracts.

A summary of financial instruments outstanding at June 30, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/09	244 U.S. Treasury Bond	Short	$(28,484,240)	$(28,879,688)	$(395,448)

Interest Rate Swaps

		Annual	Floating
	Notional	Fixed Rate	Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	Depreciation
			3-month USD-	September 14, 2009 /
JPMorgan Chase Co.	$6,425,000	4.743%	LIBOR-BBA	September 14, 2039	$(578,352)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2009, the aggregate fair value of derivative instruments (not accounted for as hedging instruments under Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 133) in a liability position and whose primary underlying risk exposure is interest rate risk was $973,800.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$280,493,631

Gross unrealized appreciation	$2,798,395
Gross unrealized depreciation	(48,631,575)

Net unrealized depreciation	$(45,833,180)

The Fund adopted FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, effective October 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total
Tax-Exempt Investments	$—	$431,170,451	$—	$431,170,451

Total	$—	$431,170,451	$—	$431,170,451

Liability Description
Futures Contracts	$(395,448)	$—	$—	$(395,448)
Interest Rate Swaps	—	(578,352)	—	(578,352)

Total	$(395,448)	$(578,352)	$—	$(973,800)

The Fund held no investments or other financial instruments as of September 30, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured California Municipal Bond Fund

By:	/s/ Cynthia J. Clemson

Cynthia J. Clemson
President

Date:	August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson

Cynthia J. Clemson
President

Date:	August 28, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	August 28, 2009